Business combinations - Schedule of Allocations of the Consideration Paid and the Amounts of Fair Value of the Assets Acquired and Liabilities Assumed at the Acquisition (Details) - USD ($)
$ in Thousands
	Apr. 02, 2026	Jan. 20, 2026
365Talents
Current assets:
Cash and cash equivalents		$ 2,126
Trade and other receivables		4,057
Prepaid expenses and other current assets		367
Current assets		6,550
Non-current assets:
Right-of-use asset, net		223
Customer relationships		15,450
Technology		5,450
Trade name and trademarks		2,100
Goodwill		36,937
Total assets		66,710
Current liabilities:
Trade and other payables		2,458
Deferred revenue		3,599
Lease obligations		201
Current liabilities		6,258
Non-current liabilities:
Deferred tax liability		38
Total liabilities		6,296
Fair value of net assets acquired		60,414
Paid in cash		54,326
Working capital adjustment		48
Holdback payable		2,736
Contingent consideration		3,400
Total purchase consideration		$ 60,414
Zive GmbH ("Zive")
Current assets:
Cash and cash equivalents	$ 1,291
Trade and other receivables	324
Prepaid expenses and other current assets	14
Current assets	1,629
Non-current assets:
Technology	2,891
Goodwill	3,122
Total assets	7,642
Current liabilities:
Trade and other payables	251
Deferred revenue	94
Current liabilities	345
Non-current liabilities:
Deferred tax liability	230
Total liabilities	575
Fair value of net assets acquired	7,067
Paid in cash	6,819
Working capital adjustment	39
Holdback payable	287
Total purchase consideration	$ 7,067